Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive gain (loss)	$ 8	$ (125)	$ (54)
Actual income tax expense	15,748	7,301	6,228
Total income tax expense	$ 15,756	$ 7,176	$ 6,174